Shareholder Report, Holdings (Details)	Jun. 30, 2024
Royce Small-Cap Fund - Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce Small-Cap Fund - Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Royce Small-Cap Fund - Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Royce Small-Cap Fund - Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Small-Cap Fund - Consultant Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Royce Small-Cap Fund - Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Fund - Consultant Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Fund - Consultant Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Fund - Consultant Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Fund - Consultant Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Fund - Consultant Class | First Citizens BancShares Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Consultant Class | Air Lease Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Consultant Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Consultant Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Consultant Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Consultant Class | Enovis Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Consultant Class | Computer Modelling Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Consultant Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Consultant Class | Alamos Gold Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce Small-Cap Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Royce Small-Cap Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Royce Small-Cap Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Small-Cap Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Royce Small-Cap Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Fund - Investment Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Fund - Investment Class | First Citizens BancShares Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Investment Class | Air Lease Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Investment Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Investment Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Investment Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Investment Class | Enovis Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Investment Class | Computer Modelling Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Investment Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Investment Class | Alamos Gold Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce Small-Cap Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Royce Small-Cap Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Royce Small-Cap Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Small-Cap Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Royce Small-Cap Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Fund - Institutional Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Fund - Institutional Class | First Citizens BancShares Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Institutional Class | Air Lease Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Institutional Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Institutional Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Institutional Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Institutional Class | Enovis Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Institutional Class | Computer Modelling Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Institutional Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Institutional Class | Alamos Gold Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce Small-Cap Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Royce Small-Cap Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Royce Small-Cap Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Small-Cap Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Royce Small-Cap Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Fund - Service Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Fund - Service Class | First Citizens BancShares Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Service Class | Air Lease Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Service Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Service Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Service Class | Onto Innovation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Service Class | Enovis Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Service Class | Computer Modelling Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Service Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Service Class | Alamos Gold Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Dividend Value Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Royce Dividend Value Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Royce Dividend Value Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce Dividend Value Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Dividend Value Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Royce Dividend Value Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Dividend Value Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Dividend Value Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Dividend Value Fund - Investment Class | First Citizens BancShares Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Dividend Value Fund - Investment Class | HEICO Corporation Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Dividend Value Fund - Investment Class | Carlyle Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Dividend Value Fund - Investment Class | Evercore Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Dividend Value Fund - Investment Class | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Dividend Value Fund - Investment Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Dividend Value Fund - Investment Class | Royal Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Dividend Value Fund - Investment Class | KKR And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Dividend Value Fund - Investment Class | Franco Nevada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Dividend Value Fund - Investment Class | Hubbell Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Dividend Value Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Royce Dividend Value Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Royce Dividend Value Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce Dividend Value Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Dividend Value Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Royce Dividend Value Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Dividend Value Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Dividend Value Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Dividend Value Fund - Service Class | First Citizens BancShares Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce Dividend Value Fund - Service Class | HEICO Corporation Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Dividend Value Fund - Service Class | Carlyle Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Dividend Value Fund - Service Class | Evercore Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Dividend Value Fund - Service Class | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Dividend Value Fund - Service Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Dividend Value Fund - Service Class | Royal Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Dividend Value Fund - Service Class | KKR And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Dividend Value Fund - Service Class | Franco Nevada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Dividend Value Fund - Service Class | Hubbell Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Global Financial Services Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Royce Global Financial Services Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Royce Global Financial Services Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Global Financial Services Fund - Institutional Class | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce Global Financial Services Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Global Financial Services Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Global Financial Services Fund - Institutional Class | Capital Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Royce Global Financial Services Fund - Institutional Class | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Royce Global Financial Services Fund - Institutional Class | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Royce Global Financial Services Fund - Institutional Class | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce Global Financial Services Fund - Institutional Class | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Global Financial Services Fund - Institutional Class | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Global Financial Services Fund - Institutional Class | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Global Financial Services Fund - Institutional Class | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Global Financial Services Fund - Institutional Class | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Global Financial Services Fund - Institutional Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Global Financial Services Fund - Institutional Class | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Royce Global Financial Services Fund - Institutional Class | First Citizens BancShares Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Global Financial Services Fund - Institutional Class | KKR And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Global Financial Services Fund - Institutional Class | Franco Nevada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Global Financial Services Fund - Institutional Class | Tel Aviv Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Global Financial Services Fund - Institutional Class | Sprott [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Global Financial Services Fund - Institutional Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Global Financial Services Fund - Institutional Class | EL Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Global Financial Services Fund - Institutional Class | Intermediate Capital Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Global Financial Services Fund - Institutional Class | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Global Financial Services Fund - Institutional Class | Altus Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Global Financial Services Fund - Service Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Royce Global Financial Services Fund - Service Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Royce Global Financial Services Fund - Service Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Global Financial Services Fund - Service Class | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce Global Financial Services Fund - Service Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Global Financial Services Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Global Financial Services Fund - Service Class | Capital Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Royce Global Financial Services Fund - Service Class | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Royce Global Financial Services Fund - Service Class | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Royce Global Financial Services Fund - Service Class | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce Global Financial Services Fund - Service Class | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Global Financial Services Fund - Service Class | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Global Financial Services Fund - Service Class | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Global Financial Services Fund - Service Class | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Global Financial Services Fund - Service Class | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Global Financial Services Fund - Service Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Global Financial Services Fund - Service Class | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Royce Global Financial Services Fund - Service Class | First Citizens BancShares Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Global Financial Services Fund - Service Class | KKR And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Global Financial Services Fund - Service Class | Franco Nevada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Global Financial Services Fund - Service Class | Tel Aviv Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Global Financial Services Fund - Service Class | Sprott [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Global Financial Services Fund - Service Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Global Financial Services Fund - Service Class | EL Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Global Financial Services Fund - Service Class | Intermediate Capital Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Global Financial Services Fund - Service Class | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Global Financial Services Fund - Service Class | Altus Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce International Premier Fund - Investment Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Royce International Premier Fund - Investment Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce International Premier Fund - Investment Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Royce International Premier Fund - Investment Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce International Premier Fund - Investment Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Royce International Premier Fund - Investment Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce International Premier Fund - Investment Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce International Premier Fund - Investment Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce International Premier Fund - Investment Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce International Premier Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Royce International Premier Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Royce International Premier Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce International Premier Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce International Premier Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce International Premier Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce International Premier Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Investment Class | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce International Premier Fund - Investment Class | Hansen Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Investment Class | TKC Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce International Premier Fund - Investment Class | IPH [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce International Premier Fund - Investment Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce International Premier Fund - Investment Class | Intertek Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce International Premier Fund - Investment Class | Zuken [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce International Premier Fund - Investment Class | NICE Information Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce International Premier Fund - Investment Class | JCU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce International Premier Fund - Investment Class | As One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce International Premier Fund - Investment Class | Diploma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce International Premier Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce International Premier Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Royce International Premier Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Royce International Premier Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce International Premier Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Royce International Premier Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce International Premier Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce International Premier Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce International Premier Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce International Premier Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Royce International Premier Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Royce International Premier Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce International Premier Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce International Premier Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce International Premier Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce International Premier Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Institutional Class | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce International Premier Fund - Institutional Class | Hansen Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Institutional Class | TKC Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce International Premier Fund - Institutional Class | IPH [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce International Premier Fund - Institutional Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce International Premier Fund - Institutional Class | Intertek Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce International Premier Fund - Institutional Class | Zuken [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce International Premier Fund - Institutional Class | NICE Information Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce International Premier Fund - Institutional Class | JCU [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce International Premier Fund - Institutional Class | As One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce International Premier Fund - Institutional Class | Diploma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce International Premier Fund - Service Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce International Premier Fund - Service Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Royce International Premier Fund - Service Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Royce International Premier Fund - Service Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce International Premier Fund - Service Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Royce International Premier Fund - Service Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce International Premier Fund - Service Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce International Premier Fund - Service Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce International Premier Fund - Service Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Royce International Premier Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Royce International Premier Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Royce International Premier Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce International Premier Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce International Premier Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce International Premier Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce International Premier Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce International Premier Fund - Service Class | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce International Premier Fund - Service Class | Hansen Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Service Class | TKC Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce International Premier Fund - Service Class | IPH [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce International Premier Fund - Service Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce International Premier Fund - Service Class | Intertek Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce International Premier Fund - Service Class | Zuken [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce International Premier Fund - Service Class | NICE Information Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce International Premier Fund - Service Class | As One [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce International Premier Fund - Service Class | Diploma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JCU [Member] | Hansen Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Micro-Cap Fund - Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Royce Micro-Cap Fund - Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Royce Micro-Cap Fund - Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Royce Micro-Cap Fund - Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Royce Micro-Cap Fund - Consultant Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Royce Micro-Cap Fund - Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Micro-Cap Fund - Consultant Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Micro-Cap Fund - Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Micro-Cap Fund - Consultant Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Micro-Cap Fund - Consultant Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Micro-Cap Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Micro-Cap Fund - Consultant Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Micro-Cap Fund - Consultant Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Consultant Class | Newpark Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Consultant Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | American Superconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | Quin Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | Shoe Carnival [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | CRA International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | Arlo Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Royce Micro-Cap Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Royce Micro-Cap Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Royce Micro-Cap Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Royce Micro-Cap Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Royce Micro-Cap Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Micro-Cap Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Micro-Cap Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Micro-Cap Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Micro-Cap Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Micro-Cap Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Micro-Cap Fund - Investment Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Micro-Cap Fund - Investment Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Investment Class | Newpark Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Investment Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | American Superconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | Quin Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | Shoe Carnival [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | CRA International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | Arlo Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Royce Micro-Cap Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Royce Micro-Cap Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Royce Micro-Cap Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Royce Micro-Cap Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Royce Micro-Cap Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Micro-Cap Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Micro-Cap Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Micro-Cap Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Micro-Cap Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Royce Micro-Cap Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Micro-Cap Fund - Service Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Micro-Cap Fund - Service Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Service Class | Newpark Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Micro-Cap Fund - Service Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | American Superconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | Quin Street [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | Shoe Carnival [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | CRA International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | Arlo Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Opportunity Fund - Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Royce Small-Cap Opportunity Fund - Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Royce Small-Cap Opportunity Fund - Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Opportunity Fund - Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Royce Small-Cap Opportunity Fund - Consultant Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Opportunity Fund - Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - Consultant Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Opportunity Fund - Consultant Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Opportunity Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Opportunity Fund - Consultant Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Consultant Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Consultant Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Veeco Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | AAR Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Carpenter Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Royce Small-Cap Opportunity Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Royce Small-Cap Opportunity Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Opportunity Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Royce Small-Cap Opportunity Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Opportunity Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Opportunity Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Opportunity Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Opportunity Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Opportunity Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Opportunity Fund - Investment Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Veeco Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | AAR Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Carpenter Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Royce Small-Cap Opportunity Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Royce Small-Cap Opportunity Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Opportunity Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Royce Small-Cap Opportunity Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Opportunity Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Opportunity Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Opportunity Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Opportunity Fund - Institutional Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Veeco Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | AAR Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Carpenter Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Royce Small-Cap Opportunity Fund - R Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Royce Small-Cap Opportunity Fund - R Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Opportunity Fund - R Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Royce Small-Cap Opportunity Fund - R Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Opportunity Fund - R Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Opportunity Fund - R Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Opportunity Fund - R Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - R Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Opportunity Fund - R Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Opportunity Fund - R Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Opportunity Fund - R Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Veeco Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | AAR Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Carpenter Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Royce Small-Cap Opportunity Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Royce Small-Cap Opportunity Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Opportunity Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Royce Small-Cap Opportunity Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Opportunity Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Royce Small-Cap Opportunity Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Royce Small-Cap Opportunity Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Royce Small-Cap Opportunity Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Opportunity Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Opportunity Fund - Service Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Veeco Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Lakeland Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Carpenter Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | AAR Corp. [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Premier Fund - Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Royce Premier Fund - Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Royce Premier Fund - Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Premier Fund - Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Premier Fund - Consultant Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Royce Premier Fund - Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Royce Premier Fund - Consultant Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Premier Fund - Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Royce Premier Fund - Consultant Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Premier Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Premier Fund - Consultant Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Consultant Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Consultant Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Consultant Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Consultant Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Consultant Class | MKS Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Premier Fund - Consultant Class | Innospec [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Consultant Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Consultant Class | Kadant [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Consultant Class | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Royce Premier Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Royce Premier Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Premier Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Premier Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Royce Premier Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Royce Premier Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Premier Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Royce Premier Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Premier Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Premier Fund - Investment Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Investment Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Investment Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Investment Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Investment Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Investment Class | MKS Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Premier Fund - Investment Class | Innospec [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Investment Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Investment Class | Kadant [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Investment Class | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Royce Premier Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Royce Premier Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Premier Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Premier Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Royce Premier Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Royce Premier Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Premier Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Royce Premier Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Premier Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Premier Fund - Institutional Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Institutional Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Institutional Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Institutional Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Institutional Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Institutional Class | MKS Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Premier Fund - Institutional Class | Innospec [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Institutional Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Institutional Class | Kadant [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Institutional Class | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Royce Premier Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Royce Premier Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Premier Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Royce Premier Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Royce Premier Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Royce Premier Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Premier Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Royce Premier Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Premier Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Premier Fund - Service Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Service Class | Haemonetics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Premier Fund - Service Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Service Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Premier Fund - Service Class | First Service Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Service Class | MKS Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Premier Fund - Service Class | Innospec [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Service Class | Stella Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Service Class | Kadant [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Premier Fund - Service Class | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Special Equity Fund - Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce Small-Cap Special Equity Fund - Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Royce Small-Cap Special Equity Fund - Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Special Equity Fund - Consultant Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Special Equity Fund - Consultant Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Special Equity Fund - Consultant Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Royce Small-Cap Special Equity Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Small-Cap Special Equity Fund - Consultant Class | Encore Wire [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Small-Cap Special Equity Fund - Consultant Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Small-Cap Special Equity Fund - Consultant Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Consultant Class | John B Sanfilippo And Son [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Consultant Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Small-Cap Special Equity Fund - Consultant Class | T E G N A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Consultant Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Small-Cap Special Equity Fund - Consultant Class | United States Lime And Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Special Equity Fund - Consultant Class | Ingles Markets Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Special Equity Fund - Consultant Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Royce Small-Cap Special Equity Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce Small-Cap Special Equity Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Royce Small-Cap Special Equity Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Special Equity Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Special Equity Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Special Equity Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Royce Small-Cap Special Equity Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Small-Cap Special Equity Fund - Investment Class | Encore Wire [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Small-Cap Special Equity Fund - Investment Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Small-Cap Special Equity Fund - Investment Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Investment Class | John B Sanfilippo And Son [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Investment Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Small-Cap Special Equity Fund - Investment Class | T E G N A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Investment Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Small-Cap Special Equity Fund - Investment Class | United States Lime And Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Special Equity Fund - Investment Class | Ingles Markets Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Special Equity Fund - Investment Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce Small-Cap Special Equity Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Royce Small-Cap Special Equity Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Special Equity Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Royce Small-Cap Special Equity Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Small-Cap Special Equity Fund - Institutional Class | Encore Wire [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Small-Cap Special Equity Fund - Institutional Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Small-Cap Special Equity Fund - Institutional Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Institutional Class | John B Sanfilippo And Son [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Institutional Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Small-Cap Special Equity Fund - Institutional Class | T E G N A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Institutional Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Small-Cap Special Equity Fund - Institutional Class | United States Lime And Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Special Equity Fund - Institutional Class | Ingles Markets Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Special Equity Fund - Institutional Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Special Equity Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Royce Small-Cap Special Equity Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce Small-Cap Special Equity Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Royce Small-Cap Special Equity Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Special Equity Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Special Equity Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Special Equity Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Royce Small-Cap Special Equity Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Royce Small-Cap Special Equity Fund - Service Class | Encore Wire [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Small-Cap Special Equity Fund - Service Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Small-Cap Special Equity Fund - Service Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Royce Small-Cap Special Equity Fund - Service Class | John B Sanfilippo And Son [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Small-Cap Special Equity Fund - Service Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Small-Cap Special Equity Fund - Service Class | T E G N A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Small-Cap Special Equity Fund - Service Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Small-Cap Special Equity Fund - Service Class | United States Lime And Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Special Equity Fund - Service Class | Ingles Markets Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Royce Small-Cap Special Equity Fund - Service Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce Small-Cap Total Return Fund - Consultant Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Royce Small-Cap Total Return Fund - Consultant Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Royce Small-Cap Total Return Fund - Consultant Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Royce Small-Cap Total Return Fund - Consultant Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Small-Cap Total Return Fund - Consultant Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Total Return Fund - Consultant Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce Small-Cap Total Return Fund - Consultant Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce Small-Cap Total Return Fund - Consultant Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Total Return Fund - Consultant Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Small-Cap Total Return Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Consultant Class | Air Lease Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Consultant Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - Consultant Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Consultant Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Consultant Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Consultant Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Total Return Fund - Consultant Class | Ziff Davis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Consultant Class | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Consultant Class | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Consultant Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Royce Small-Cap Total Return Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Royce Small-Cap Total Return Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Royce Small-Cap Total Return Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Small-Cap Total Return Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Total Return Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce Small-Cap Total Return Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce Small-Cap Total Return Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Total Return Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Small-Cap Total Return Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Investment Class | Air Lease Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Investment Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - Investment Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Investment Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Investment Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Investment Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Total Return Fund - Investment Class | Ziff Davis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Investment Class | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Investment Class | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Investment Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Royce Small-Cap Total Return Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Royce Small-Cap Total Return Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Royce Small-Cap Total Return Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Small-Cap Total Return Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Total Return Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce Small-Cap Total Return Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce Small-Cap Total Return Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Total Return Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Small-Cap Total Return Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Institutional Class | Air Lease Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Institutional Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - Institutional Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Institutional Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Institutional Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Institutional Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Total Return Fund - Institutional Class | Ziff Davis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Institutional Class | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Institutional Class | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Institutional Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - R Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Royce Small-Cap Total Return Fund - R Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Royce Small-Cap Total Return Fund - R Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Royce Small-Cap Total Return Fund - R Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Small-Cap Total Return Fund - R Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Total Return Fund - R Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce Small-Cap Total Return Fund - R Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce Small-Cap Total Return Fund - R Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Total Return Fund - R Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Small-Cap Total Return Fund - R Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - R Class | Air Lease Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - R Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - R Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - R Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - R Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - R Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Total Return Fund - R Class | Ziff Davis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - R Class | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - R Class | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - R Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Royce Small-Cap Total Return Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Royce Small-Cap Total Return Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Royce Small-Cap Total Return Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Small-Cap Total Return Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Total Return Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Royce Small-Cap Total Return Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Royce Small-Cap Total Return Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Total Return Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Small-Cap Total Return Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Service Class | Air Lease Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Service Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Total Return Fund - Service Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Service Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Service Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Service Class | Kulicke And Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Small-Cap Total Return Fund - Service Class | Ziff Davis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Service Class | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Service Class | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Service Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Royce Smaller-Companies Growth Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce Smaller-Companies Growth Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Smaller-Companies Growth Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Smaller-Companies Growth Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Royce Smaller-Companies Growth Fund - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Smaller-Companies Growth Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Smaller-Companies Growth Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Smaller-Companies Growth Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Smaller-Companies Growth Fund - Investment Class | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Smaller-Companies Growth Fund - Investment Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Smaller-Companies Growth Fund - Investment Class | J Frog [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Smaller-Companies Growth Fund - Investment Class | Freshpet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Smaller-Companies Growth Fund - Investment Class | Cyber Ark Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Investment Class | Zeta Global Holdings C I A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Investment Class | Texas Roadhouse [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Investment Class | Agilysys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Investment Class | Distribution Solutions Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Investment Class | Draft Kings C I A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Royce Smaller-Companies Growth Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce Smaller-Companies Growth Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Smaller-Companies Growth Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Smaller-Companies Growth Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Royce Smaller-Companies Growth Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Smaller-Companies Growth Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Smaller-Companies Growth Fund - Institutional Class | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Smaller-Companies Growth Fund - Institutional Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Smaller-Companies Growth Fund - Institutional Class | J Frog [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Freshpet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Smaller-Companies Growth Fund - Institutional Class | Cyber Ark Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Institutional Class | Zeta Global Holdings C I A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Institutional Class | Texas Roadhouse [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Institutional Class | Agilysys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Distribution Solutions Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Draft Kings C I A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Royce Smaller-Companies Growth Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Royce Smaller-Companies Growth Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Smaller-Companies Growth Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Smaller-Companies Growth Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Royce Smaller-Companies Growth Fund - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Smaller-Companies Growth Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Smaller-Companies Growth Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Smaller-Companies Growth Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Smaller-Companies Growth Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Smaller-Companies Growth Fund - Service Class | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Smaller-Companies Growth Fund - Service Class | VSE Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Smaller-Companies Growth Fund - Service Class | J Frog [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Smaller-Companies Growth Fund - Service Class | Freshpet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Smaller-Companies Growth Fund - Service Class | Cyber Ark Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Service Class | Texas Roadhouse [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Service Class | Agilysys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Service Class | Distribution Solutions Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Service Class | Zeta Global Holdings Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Service Class | Draft Kings Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Royce Small-Cap Value Fund - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Royce Small-Cap Value Fund - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Royce Small-Cap Value Fund - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Royce Small-Cap Value Fund - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Value Fund - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Value Fund - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Value Fund - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Royce Small-Cap Value Fund - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Value Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Value Fund - Investment Class | Shoe Carnival [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Value Fund - Investment Class | Pulte Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | Sanmina Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | MI Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | Silver Bow Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Investment Class | Flex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Investment Class | Tri Pointe Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Investment Class | E Plus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Investment Class | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Value Fund - Investment Class | Caleres [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Value Fund - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Royce Small-Cap Value Fund - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Royce Small-Cap Value Fund - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Royce Small-Cap Value Fund - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Royce Small-Cap Value Fund - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Value Fund - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Small-Cap Value Fund - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Value Fund - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Royce Small-Cap Value Fund - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Value Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Value Fund - Service Class | Shoe Carnival [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Value Fund - Service Class | Pulte Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | Sanmina Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | MI Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | Silver Bow Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Service Class | Flex [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Service Class | Tri Pointe Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Service Class | E Plus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Service Class | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Value Fund - Service Class | Caleres [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%